Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of related party transactions
SUMMARY OF REVENUE AND EXPENSE TRANSACTIONS WITH TESORO (in millions)

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenues (a)	$168	$154	$337	$302
Operating and maintenance expenses	35	30	73	60
Imbalance settlement gains and reimbursements from Tesoro (b)	5	11	12	19
General and administrative expenses	16	18	33	35

(a)	Tesoro accounted for 57% of our total revenues for both the three and six months ended June 30, 2016 and 56% of our total revenues for both the three and six months ended June 30, 2015.

(b)
Includes imbalance settlement gains of $2 million for both the three months ended June 30, 2016 and 2015, and $3 million and $4 million for the six months ended June 30, 2016 and 2015, respectively. Also includes reimbursements from Tesoro pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $3 million and $9 million for the three months ended June 30, 2016 and 2015, respectively, and $9 million and $15 million for the six months ended June 30, 2016 and 2015, respectively.